Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 153,714	R$ 149,600
Total		172,748	172,932
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		2,003	5,476
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		2,004	1,419
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings			955
Escrow-account (ii)
Disclosure of contingent liabilities [line items]
Indemnification asset	[2]	R$ 15,027	R$ 15,482

[1]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.